Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Loss for the year	$ (73,675)	$ (39,339)	$ (33,791)
Items that may be reclassified to statement of loss (net of tax)
Currency translation differences	(4,736)	7,338	272
Total items that may be reclassified to statement of loss	(4,736)	7,338	272
Items that will not be reclassified to statement of loss (net of tax)
Remeasurement of defined benefit plans	461	184	(1,523)
Total items that will not be reclassified to statement of loss	461	184	(1,523)
Other comprehensive (loss) income for the year	(4,275)	7,522	(1,251)
Total comprehensive loss for the year	(77,950)	(31,817)	(35,042)
Attributable to owners of the parent	$ (77,950)	$ (31,817)	$ (35,042)